Options (Details 2) - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Stock based compensation expense components	$ 53,749	$ 2,274
Research and Development Expense
Stock based compensation expense components	43,428	3,501
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 10,321	$ (1,227)